FAIR VALUE	12 Months Ended
Mar. 31, 2012
FAIR VALUE

4. FAIR VALUE

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of inputs that may be used to measure fair value are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2:	Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
Level 3:	Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

(1)	Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2011				2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Marketable equity securities	¥—	¥—	¥—	¥—	¥25	¥—	¥—	¥25
Investment trusts	—	—	—	—	2,386	—	—	2,386

Total equity securities	—	—	—	—	2,411	—	—	2,411

Corporate bonds	630	12	6	648	2,859	—	—	2,859
Hybrid financial instruments	—	11,976	—	11,976	—	—	—	—
Government bonds and public bonds	—	—	—	—	168	—	—	168
Other debt securities	—	180	30	210	—	—	—	—

Total debt securities	630	12,168	36	12,834	3,027	—	—	3,027

Foreign currency forward contracts	—	331	—	331	—	459	—	459
Currency swaps	—	7	—	7	—	—	—	—

Total derivatives	—	338	—	338	—	459	—	459

Total current assets	630	12,506	36	13,172	5,438	459	—	5,897

Non-Current Assets:
Marketable equity securities	327,684	—	—	327,684	333,815	—	—	333,815
Investment trusts	331	3,259	—	3,590	66	1,252	—	1,318

Total equity securities	328,015	3,259	—	331,274	333,881	1,252	—	335,133

Corporate bonds	3,719	19	9	3,747	9,082	—	—	9,082
Government bonds and public bonds	2,423	—	—	2,423	1,035	—	—	1,035
Other debt securities	—	295	49	344	—	—	—	—

Total debt securities	6,142	314	58	6,514	10,117	—	—	10,117

Total non-current assets	334,157	3,573	58	337,788	343,998	1,252	—	345,250

Total assets	¥334,787	¥16,079	¥94	¥350,960	¥349,436	¥1,711	¥—	¥351,147

Current Liabilities:
Foreign currency forward contracts	¥—	¥3,626	¥—	¥3,626	¥—	¥5,140	¥—	¥5,140
Interest rate swaps	—	20	—	20	—	28	—	28

Total derivatives	—	3,646	—	3,646	—	5,168	—	5,168

Total current liabilities	¥—	¥3,646	¥—	¥3,646	¥—	¥5,168	¥—	¥5,168

The fair value of Level 1 investments is quoted price in an active market with sufficient volume and frequency of transactions.

The fair value of Level 2 investments is other than quoted price included within Level 1 that is observable for the asset or liability, either directly or indirectly through corroboration with observable market data. Kyocera did not recognize any transfers between Levels 1 and 2 for the years ended March 31, 2010, 2011 and 2012.

The fair value of Level 3 investments is determined using input that is both unobservable and significant to the values of instruments being measured.

The fair value of Level 2 derivatives is estimated based on quotes from financial institutions. With respect to the detail information of derivatives, please refer to the Note 13 to the Consolidated Financial Statement.

In accordance with the provisions of ASC 815-15 “Embedded Derivatives”, Kyocera elects the fair value option for all hybrid financial instruments. Gains on hybrid financial instruments which were recorded in other, net on the consolidated statements of income for the years ended March 31, 2010, 2011 and 2012 are as follows:

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Gains on Hybrid financial instruments	¥254	¥109	¥18

(2)	Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2010.

	Balance at March 31, 2010	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2010
	(Yen in millions)
Investment in WILLCOM, Inc.	¥—			¥—	¥(19,987)
Property, plant and equipment	400			400	(597)
Non-marketable equity securities	11			11	(26)
Goodwill	—			—	(22)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2011.

	Balance at March 31, 2011	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2011
	(Yen in millions)
Property, plant and equipment	¥42			¥42	¥(712)
Non-marketable equity securities	0			0	(3)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2012.

	Balance at March 31, 2012	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2012
	(Yen in millions)
Property, plant and equipment	¥116			¥116	¥(241)
Non-marketable equity securities	1			1	(2)

In the year ended March 31, 2010, Kyocera measured the fair value and recognized an other-than-temporary impairment loss of ¥19,987 million on its investment in WILLCOM, Inc., an affiliate company of Kyocera accounted for by the equity method. The impairment loss was included in equity in earnings (losses) of affiliates and unconsolidated subsidiaries in the consolidated statement of income. The fair value of this investment is based on valuation techniques using the best information available, and included market comparables, analysis of financial condition and estimated future cash flow. The investment was classified as a Level 3 asset because unobservable inputs were used to determine the fair value, which included assumptions market participants would use to value this investment due to the absence of quoted market prices.

Certain property, plant and equipment with a carrying amount were written down to their fair value due to events or circumstances that carrying value of the assets was not recoverable, resulting in impairment charge of ¥597 million, ¥712 million and ¥241 million, which were included in selling, general and administrative expenses in the consolidated statements of income for the years ended March 31, 2010, 2011 and 2012, respectively.

Certain non-marketable equity securities with a carrying amount were written down to their fair value due to other-than-temporary impairment, resulting in impairment charge of ¥26 million, ¥3 million and ¥2 million, which were included in other, net in the consolidated statements of income for the years ended March 31, 2010, 2011 and 2012, respectively.

Certain goodwill with a carrying amount was written down to its fair value due to its carrying value exceeding its fair value, resulting in impairment charge of ¥22 million, which was included in selling, general and administrative expenses in the consolidated statements of income for the year ended March 31, 2010.

(3)	Fair Value of Financial Instruments

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2011		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt and equity securities	¥44,012	¥44,054	¥47,175	¥47,116
Long-term investments in debt and equity securities	377,075	377,092	372,779	372,846
Other long-term investments	15,585	15,585	17,501	17,526

Total	¥436,672	¥436,731	¥437,455	¥437,488

Liabilities (b):
Long-term debt (including due within one year)	¥35,225	¥35,332	¥31,807	¥32,028

Total	¥35,225	¥35,332	¥31,807	¥32,028

(a)	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate fair value of non-marketable equity securities because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2011 and 2012 were ¥15,363 million and ¥15,380 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 1 and Level 2.
(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.

Carrying amounts of cash and cash equivalents, other short-term investments, trade notes receivable, trade accounts receivable, short-term borrowings, trade notes and accounts payable, and other notes and accounts payable approximate fair values because of the short maturity of these instruments.